Employees - Pensions and similar obligations - Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees
- Employer contributions to funded plans	€ 35	€ 32	€ 31
- Benefits paid directly by employer	6	10	8
Employer contributions to defined contribution plans	39	33	36
Total cash payments recognized in cash flow from operations	€ 80	€ 75	€ 75